Equity (Details) - Schedule of warrants activity - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of warrants activity [Abstract]
Number of Warrants, Outstanding beginning of the year	1,407,683	27,016
Weighted average exercise price, Outstanding beginning of the year	$ 12.33	$ 180
Number of Warrants, Issued	179,501	2,310,313
Weighted average exercise price, Issued	$ 25	$ 9.09
Number of Warrants, Forfeited and expired	(27,016)
Weighted average exercise price, Forfeited and expired	$ 180
Number of Warrants, Exercised	(855,813)	(929,646)
Weighted average exercise price, Exercised	$ 9	$ 9.16
Number of Warrants, Outstanding end of the year	704,355	1,407,683
Weighted average exercise price, Outstanding end of the year	$ 13.18	$ 12.33